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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21331

     Evergreen Multi-Sector Income Fund
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Item 1 - Reports to Stockholders.

Evergreen Multi-Sector Income Fund

Evergreen

MULTI-SECTOR INCOME FUND
FORMERLY MANAGED INCOME FUND

Semiannual Report
as of April 30, 2007

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
34	AUTOMATIC DIVIDEND REINVESTMENT PLAN
35	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

June 2007

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Multi-Sector Income Fund covering the six-month period ended April 30, 2007.

The global fixed-income markets generated positive results during the six-month period in an environment supported by continued economic expansion and the prospect of stable interest rates. The domestic markets remained relatively calm, as the Federal Reserve Board left the highly influential fed funds rate unchanged at 5.25% while yields on intermediate- and longer-maturity bonds tended to trade in relatively narrow ranges. At the same time, continued gains in business profits helped corporate bonds, especially lower-rated, higher-yielding bonds, outperform higher-quality securities. Global interest rates also tended to remain relatively stable, although there was some volatility in relative currency values.

The positive returns in the fixed income markets came against a backdrop of persistent economic growth throughout the world, although signs of a deceleration of growth trends became clearly evident in the United States. After Gross Domestic Product in the U.S. grew at a 3.3% pace during 2006, it slowed to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor contributing to the slowdown, which came in the face of strong employment, rising wages, and gains in both personal consumption and business investment.

In foreign markets, we saw value in the more developed economies with higher yields and in those nations whose central banks were more advanced in raising short-term rates to control inflation. Although the solid growth of the global economy helped sustain the performance edge

LETTER TO SHAREHOLDERS continued

of bonds from developing nations, the relative yield advantages of emerging market debt securities narrowed considerably.

In this environment, the teams managing Evergreen Multi-Sector Income Fund, pursued strategies designed to provide a high level of current income for the fund. Each of the teams focused on a specific sector. Individual credit analysis and security selection was the primary concern of managers of the fund’s domestic, high-yield portfolio. At the same time, the team supervising the domestic mortgage portfolio focused on securities with relatively stable cash flows and prices. The team managing the fund’s international portfolio focused on investments in foreign bonds, with very selective exposure to some emerging market debt.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you may also access details about daily fund prices, yields, dividend rates and fund facts about Evergreen closed-end funds. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Change:

Effective August 1, 2007, the Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options, and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps, and total return swaps. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with other types of investments. For example, the use of derivatives involves the risk of loss due to the failure of another party to the contract (typically referred to as a “counterparty”) to make required payments or otherwise to comply with the contract’s terms. Derivative transactions can create investment leverage and may be highly volatile and may be illiquid or difficult to price. Derivatives are highly specialized instruments, and involve the risk that an investment advisor may not accurately predict the performance of a derivative under all market conditions. When the Fund uses a derivative instrument, it could lose more than the principal amount invested. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2007
	(unaudited)	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 18.55	$ 18.91	$ 20.19	$ 19.38	$ 19.10[2]

Income from investment operations
Net investment income (loss)	0.85	1.60[3]	1.49[3]	1.62	0.38
Net realized and unrealized gains or losses on investments	0.47	(0.06)	(1.06)	0.94	0.46
Distributions to preferred shareholders from[3]
Net investment income	(0.25)	(0.45)	(0.28)	(0.13)	(0.02)
Net realized gain	0	0	0[4]	0	0

Total from investment operations	1.07	1.09	0.15	2.43	0.82

Distributions to common shareholders from
Net investment income	(0.67)	(1.34)	(1.43)	(1.62)	(0.39)
Net realized gain	0	(0.01)	0	0	0
Tax basis return of capital	0	(0.10)	0	0	0

Total distribution to common shareholders	(0.67)	(1.45)	(1.43)	(1.62)	(0.39)

Offering costs charged to capital for
Common shares	0	0	0	0	(0.04)
Preferred shares	0	0	0[4]	0	(0.11)

Total offering costs	0	0	0	0	(0.15)

Net asset value, end of period	$ 18.95	$ 18.55	$ 18.91	$ 20.19	$ 19.38

Market value, end of period	$ 17.66	$ 17.07	$ 16.42	$ 18.49	$ 18.15

Total return[5]
Based on market value	7.47%	13.46%	(3.77%)	11.23%	(7.35%)

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$ 797,061	$ 780,321	$ 795,244	$ 849,127	$ 814,948
Liquidation value of preferred shares, end of period (thousands)	$ 400,429	$ 400,402	$ 400,309	$ 400,165	$ 400,098
Asset coverage ratio, end of period	298%	299%	299%	312%	304%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[6]	1.15%	1.11%	1.12%	0.95%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.15%[6]	1.15%	1.11%	1.12%	0.95%[6]
Net investment income (loss)[7]	6.56%[6]	6.18%	6.08%	6.99%	5.13%[6]
Portfolio turnover rate	46%	62%	80%	78%	8%

1 For the period from June 25, 2003 (commencement of operations), to October 31, 2003.

2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

3 Calculated based on average common shares outstanding during the period.

4 Amount represents less than $0.005 per share.

5 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

6 Annualized

7 The net investment income (loss) ratio reflects distributions paid to preferred shareholders.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 8.5%
FIXED-RATE 0.4%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$ 1,700,420	$ 1,723,834
Ser. 2001-51, Class P, 6.00%, 08/25/2030	1,207,942	1,211,923

		2,935,757

FLOATING-RATE 8.1%
FHLMC:
Ser. 0196, Class A, 6.18%, 12/15/2021	211,833	212,903
Ser. 1500, Class FD, 4.30%, 05/15/2023 ##	5,664,326	5,556,421
Ser. 2182, Class FE, 5.87%, 05/15/2028	882,607	891,417
Ser. 2247, Class FC, 5.92%, 08/15/2030	1,082,467	1,093,984
Ser. 2390, Class FD, 5.77%, 12/15/2031	198,011	200,132
Ser. 2411, Class F, 5.87%, 02/15/2032	233,804	236,246
Ser. 2567, Class FH, 5.72%, 02/15/2033	492,510	494,195
Ser. T67:
Class 1A1C, 7.87%, 03/25/2036	27,756,003	29,740,388
Class 2A1C, 7.80%, 03/25/2036	1,964,066	2,091,366
FNMA:
Ser. 1996-46, Class FA, 5.84%, 08/25/2021	128,040	129,397
Ser. 2000-45, Class F, 5.77%, 12/25/2030	999,683	1,005,661
Ser. 2001-24, Class FC, 5.92%, 04/25/2031	369,770	372,529
Ser. 2001-35, Class F, 5.92%, 07/25/2031	82,316	83,944
Ser. 2001-37, Class F, 5.82%, 08/25/2031	361,982	364,252
Ser. 2001-57, Class F, 5.82%, 06/25/2031	82,873	84,278
Ser. 2001-62, Class FC, 5.97%, 11/25/2031	1,089,367	1,111,947
Ser. 2002-77:
Class FH, 5.72%, 12/18/2032	466,410	471,775
Class FV, 5.82%, 12/18/2032	1,563,657	1,586,700
Ser. 2002-95, Class FK, 5.82%, 01/25/2033	4,988,559	5,201,421
Ser. 2002-97, Class FR, 5.87%, 01/25/2033	177,937	181,720
Ser. 2003-W8, Class 3F2, 5.67%, 05/25/2042	845,635	880,500
Ser. 2005-W4, Class 3A, 6.08%, 06/25/2035 ##	7,798,197	7,942,074
Ser. G91-16, Class F, 5.79%, 06/25/2021	140,354	141,384
Ser. G92-17, Class F, 6.39%, 03/25/2022	228,972	234,723
Ser. G92-53, Class FA, 6.09%, 09/25/2022	2,189,590	2,224,477
Ser. G93-11, Class FB, 6.19%, 12/25/2008	61,965	62,191
GNMA:
Ser. 1997-13, Class F, 5.875%, 09/16/2027	2,094,292	2,109,123
Ser. 2001-61, Class FA, 5.82%, 09/20/2030	193,287	194,642

		64,899,790

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $66,944,980)		67,835,547

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 27.8%
FIXED-RATE 4.1%
FHLMC:
6.00%, 04/01/2036	$ 5,595,277	$ 5,644,084
6.50%, 06/01/2017	3,699,707	3,788,759
8.50%, 04/01/2015 – 07/01/2028	692,244	726,429
FHLMC 30 year, 6.50%, TBA #	2,230,000	2,278,083
FNMA:
6.00%, 04/01/2033	654,720	660,606
6.50%, 11/01/2032	329,050	337,799
7.00%, 09/01/2031 – 08/01/2032	2,366,176	2,474,384
7.50%, 07/01/2017 – 07/01/2032	1,444,564	1,506,607
8.00%, 12/01/2024 – 06/01/2030	328,942	347,716
12.00%, 01/01/2016	67,353	74,722
FNMA 30 year, 6.50%, TBA #	10,305,000	10,520,766
GNMA:
6.50%, 06/15/2028	146,486	151,070
7.25%, 07/15/2017 – 05/15/2018	1,137,391	1,183,153
9.50%, 12/15/2009 – 04/15/2011	2,853,885	3,171,167

		32,865,345

FLOATING-RATE 23.7%
FHLB, 5.90%, 02/01/2037	6,453,927	6,545,328
FHLMC:
5.01%, 12/01/2026	155,662	160,104
5.06%, 10/01/2035	5,221,352	5,262,236
5.08%, 07/01/2035	837,055	829,179
5.09%, 12/01/2033	9,272,859	9,533,612
5.40%, 06/01/2033	1,439,897	1,449,861
5.54%, 10/01/2017	7,313	7,537
5.64%, 06/01/2030	496,531	494,689
5.67%, 10/01/2030	31,546	31,737
5.71%, 06/01/2028	161,088	163,355
5.78%, 03/01/2018	291,277	301,067
5.85%, 06/01/2031 – 06/01/2035	1,026,723	1,058,204
5.87%, 12/01/2036	5,899,423	5,957,296
5.94%, 06/01/2018	94,622	96,547
5.97%, 08/01/2017	32,099	33,148
6.04%, 10/01/2033	250,902	258,901
6.16%, 07/01/2019	16,522	16,642
6.21%, 01/01/2030	285,882	295,574
6.30%, 05/01/2025	91,971	94,829
6.32%, 05/01/2019	7,974	8,319
6.34%, 10/01/2022	164,547	169,766
6.50%, 02/01/2016	51,899	52,112
6.59%, 07/01/2030	170,672	176,637
6.625%, 02/01/2016	37,062	37,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.66%, 09/01/2032	$ 6,321,758	$ 6,504,773
6.81%, 01/01/2027	386,681	403,742
6.85%, 06/01/2031	1,035,726	1,062,458
6.94%, 06/01/2023	367,212	377,534
7.00%, 10/01/2024	53,120	55,139
7.01%, 07/01/2032	1,956,007	1,988,232
7.07%, 01/01/2018	116,832	117,945
7.12%, 11/01/2023	248,110	252,051
7.15%, 12/01/2022 – 10/01/2024	596,677	601,826
7.23%, 08/01/2032	1,782,738	1,798,533
7.24%, 09/01/2032	1,124,320	1,167,269
7.27%, 03/01/2024	347,764	359,789
7.28%, 03/01/2032	5,375,472	5,436,046
7.29%, 10/01/2033	445,915	463,132
7.36%, 10/01/2030 – 03/01/2031	826,341	858,551
7.48%, 08/01/2030	816,384	849,881
8.50%, 03/01/2030	154,594	165,878
FNMA:
4.54%, 08/01/2020	1,976,171	1,955,757
4.55%, 06/01/2033	1,635,818	1,681,751
4.81%, 10/01/2029	206,491	210,445
4.98%, 03/01/2033	171,800	172,131
4.99%, 12/01/2031	587,554	609,851
5.14%, 03/01/2034 ##	3,717,729	3,839,660
5.63%, 04/01/2017 – 01/01/2038	14,987,117	15,107,948
5.64%, 03/01/2018	874,192	879,322
5.67%, 03/01/2035	6,391,461	6,490,784
5.70%, 02/01/2035	2,163,239	2,199,300
5.73%, 04/01/2034 – 02/01/2035	3,355,067	3,403,311
5.75%, 12/01/2016 – 08/01/2027	478,689	491,106
5.87%, 01/01/2037	12,355,951	12,459,222
5.88%, 12/01/2009	4,595,208	4,670,569
5.99%, 04/01/2031	1,141,132	1,169,821
6.00%, 01/01/2017	103,692	105,020
6.05%, 04/01/2025	326,625	335,855
6.11%, 12/01/2013	690,765	695,319
6.15%, 07/01/2032	1,283,071	1,333,316
6.24%, 06/01/2031 – 01/01/2034	1,415,446	1,469,899
6.26%, 10/01/2032 – 09/01/2041	1,990,043	2,021,739
6.29%, 12/01/2034	2,338,384	2,406,057
6.30%, 04/01/2034	3,525,025	3,634,125
6.32%, 01/01/2033	1,730,432	1,753,101
6.34%, 12/01/2036	87,188	89,427
6.37%, 08/01/2028	84,872	87,150

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.41%, 06/01/2040 – 12/01/2040	$ 5,331,373	$ 5,486,555
6.55%, 11/01/2035	2,237,904	2,318,984
6.60%, 02/01/2035	2,816,751	2,877,255
6.625%, 08/01/2021	11,883	11,749
6.64%, 04/01/2028	522,712	531,870
6.67%, 11/01/2024	659,158	682,822
6.75%, 05/01/2021	8,695	8,610
6.77%, 01/01/2030	88,292	90,341
6.81%, 12/01/2020	166,955	171,314
6.85%, 10/01/2034	578,576	598,757
6.86%, 12/01/2022	25,100	25,793
6.87%, 01/01/2015	103,235	104,187
6.875%, 04/01/2019	83,284	84,963
6.94%, 09/01/2024	331,265	341,902
6.97%, 01/01/2028	990,824	1,030,595
7.03%, 10/01/2035 – 12/01/2035	12,408,472	12,929,612
7.05%, 06/01/2024	324,513	335,556
7.07%, 12/01/2031	241,796	244,101
7.12%, 06/01/2037	529,162	536,231
7.125%, 12/01/2026	165,628	171,602
7.13%, 05/01/2034	2,264,807	2,327,949
7.18%, 09/01/2024	12,851	13,317
7.20%, 06/01/2029 – 02/01/2035	1,265,122	1,311,644
7.21%, 03/01/2032 – 04/01/2034	2,450,602	2,547,310
7.25%, 12/01/2023	83,508	86,697
7.27%, 12/01/2028 – 12/01/2029	206,697	214,612
7.28%, 04/01/2024	175,844	182,526
7.31%, 01/01/2026	600,728	622,534
7.32%, 07/01/2026	60,987	63,373
7.33%, 02/01/2038	646,957	675,605
7.35%, 05/01/2030	315,255	328,360
7.39%, 08/01/2036	8,922,491	9,257,352
7.43%, 10/01/2032	3,952,400	4,114,251
7.47%, 08/01/2030	460,447	480,264
7.48%, 09/01/2027 – 12/01/2032	2,469,946	2,540,075
7.53%, 01/01/2028	1,098,282	1,147,638
7.70%, 09/01/2032	219,661	230,901
7.73%, 07/01/2033	456,906	484,343
7.86%, 04/01/2033	391,673	398,387
7.94%, 07/01/2030	460,402	473,248
GNMA:
5.50%, 09/20/2030	523,961	530,861
6.00%, 11/20/2030 – 10/20/2031	1,777,168	1,817,639
6.125%, 10/20/2029 – 11/20/2030	3,068,945	3,126,370
6.25%, 02/20/2029	913,889	927,424

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
GNMA:
6.375%, 01/20/2027 – 03/20/2028	$ 557,353	$ 572,811
6.50%, 02/20/2031	722,292	734,643

		188,561,503

Total Agency Mortgage-Backed Pass Through Securities
(cost $220,720,057)		221,426,848

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 0.3%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	458,008	483,331
Ser. 2002-T6, Class A4, FRN, 6.04%, 03/25/2041	1,757,386	1,789,001
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	553,453	578,802

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $2,867,776)		2,851,134

CORPORATE BONDS 72.3%
CONSUMER DISCRETIONARY 20.5%
Auto Components 3.2%
ArvinMeritor, Inc., 6.80%, 02/15/2009	150,000	149,625
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015	6,000,000	6,645,000
11.25%, 03/01/2011	875,000	960,313
Lear Corp., Ser. B, 8.75%, 12/01/2016	5,000,000	4,893,750
Metaldyne Corp., 11.00%, 06/15/2012	2,116,000	2,094,840
Tenneco Automotive, Inc., 8.625%, 11/15/2014	6,125,000	6,538,437
Visteon Corp., 8.25%, 08/01/2010	4,000,000	4,100,000

		25,381,965

Automobiles 0.9%
DaimlerChrysler North America Holding Corp., 4.875%, 06/15/2010	1,500,000	1,487,009
Ford Motor Co., 7.45%, 07/16/2031	2,500,000	1,990,625
General Motors Corp., 8.375%, 07/15/2033	4,250,000	3,862,187

		7,339,821

Diversified Consumer Services 0.7%
Carriage Services, Inc., 7.875%, 01/15/2015	1,540,000	1,591,975
Education Management, LLC:
8.75%, 06/01/2014	1,525,000	1,620,313
10.25%, 06/01/2016	1,775,000	1,948,062
Service Corp International, 6.75%, 04/01/2015 144A	695,000	705,425

		5,865,775

Hotels, Restaurants & Leisure 3.8%
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	4,000,000	4,375,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,715,000	1,697,850
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	7,000,000	7,105,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure continued
MGM MIRAGE, Inc.:
5.875%, 02/27/2014	$ 300,000	$ 283,125
9.75%, 06/01/2007	5,750,000	5,771,562
OSI Restaurant Partners, Inc., 9.625%, 05/15/2015 144A #	648,000	669,870
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	1,335,000	1,501,875
Seneca Gaming Corp., 7.25%, 05/01/2012	490,000	501,025
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	2,471,000	2,498,799
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	5,250,000	5,604,375

		30,008,481

Household Durables 1.0%
Hovnanian Enterprises, Inc., 7.75%, 05/15/2013	1,750,000	1,636,250
Libbey Glass, Inc., FRN, 12.35%, 06/01/2011	3,000,000	3,315,000
Standard Pacific Corp., 9.25%, 04/15/2012	3,000,000	2,940,000

		7,891,250

Leisure Equipment & Products 0.0%
Remington Arms, Inc., 10.50%, 02/01/2011	210,000	218,400

Media 6.6%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	4,570,000	4,889,900
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	2,425,000	2,497,750
CCH I, LLC:
11.00%, 10/01/2015	1,100,000	1,171,500
13.50%, 01/15/2014	950,000	971,375
Dex Media East, LLC:
9.875%, 11/15/2009	5,500,000	5,754,375
12.125%, 11/15/2012	3,000,000	3,277,500
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	2,500,000	2,612,500
Mediacom Communications Corp., 9.50%, 01/15/2013	9,000,000	9,315,000
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	4,000,000	4,180,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	5,000,000	5,437,500
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	3,000,000	3,127,500
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	2,725,000	2,738,625
Visant Corp., 7.625%, 10/01/2012	3,035,000	3,122,256
XM Satellite Radio, Inc., 9.75%, 05/01/2014	1,285,000	1,294,638
Young Broadcasting, Inc., 8.75%, 01/15/2014	2,745,000	2,690,100

		53,080,519

Multi-line Retail 0.4%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	3,000,000	3,322,500

Specialty Retail 1.2%
American Achievement Corp., 8.25%, 04/01/2012	1,845,000	1,886,513
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	3,500,000	3,710,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Michaels Stores, Inc.:
10.00%, 11/01/2014 144A	$ 2,200,000	$ 2,411,750
11.375%, 11/01/2016 144A	1,650,000	1,823,250

		9,831,513

Textiles, Apparel & Luxury Goods 2.7%
Levi Strauss & Co.:
9.75%, 01/15/2015	5,975,000	6,587,437
12.25%, 12/15/2012	2,750,000	3,018,125
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	6,000,000	6,367,500
Unifi, Inc., 11.50%, 05/15/2014	2,045,000	2,065,450
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,206,250

		21,244,762

CONSUMER STAPLES 2.3%
Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc., 4.55%, 05/01/2013	5,300,000	5,144,339

Food Products 0.9%
Del Monte Foods Co., 8.625%, 12/15/2012	5,608,000	5,916,440
Pilgrims Pride Corp., 8.375%, 05/01/2017	1,500,000	1,526,250

		7,442,690

Personal Products 0.7%
Playtex Products, Inc., 8.00%, 03/01/2011	5,125,000	5,381,250

ENERGY 6.2%
Energy Equipment & Services 1.3%
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,675,000	1,721,062
Hanover Compressor Co., 8.75%, 09/01/2011	3,000,000	3,120,000
Parker Drilling Co., 9.625%, 10/01/2013	5,141,000	5,603,690

		10,444,752

Oil, Gas & Consumable Fuels 4.9%
Chesapeake Energy Corp., 7.75%, 01/15/2015	3,425,000	3,596,250
Cimarex Energy Co., 7.125%, 05/01/2017 #	530,000	537,950
Delta Pete Corp., 7.00%, 04/01/2015	1,245,000	1,139,175
El Paso Production Holdings Co., 7.75%, 06/01/2013	4,500,000	4,760,176
Energy Partners Ltd.:
9.75%, 04/15/2014 144A	625,000	639,063
FRN, 10.48%, 04/15/2013 144A	210,000	214,463
Griffin Coal Mining Co., 9.50%, 12/01/2016 144A	6,000,000	6,450,000
Mariner Energy, Inc., 8.00%, 05/15/2017	552,000	558,210
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	6,000,000	6,330,000
Premcor Refining Group, Inc., 9.50%, 02/01/2013	2,650,000	2,852,465
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A	1,300,000	1,345,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,900,000	3,001,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Williams Cos.:
7.50%, 01/15/2031	$ 2,850,000	$ 3,035,250
8.125%, 03/15/2012	4,150,000	4,544,250

		39,004,252

FINANCIALS 7.3%
Capital Markets 0.6%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	4,830,000	5,115,656

Consumer Finance 4.1%
CCH II Capital Corp., 10.25%, 09/15/2010	4,600,000	4,922,000
Ford Motor Credit Company, LLC, 9.75%, 09/15/2010	10,363,000	10,973,681
General Electric Capital Corp., 6.125%, 02/22/2011	1,000,000	1,036,532
General Motors Acceptance Corp., 6.875%, 09/15/2011	6,485,000	6,512,853
Northern Telecom Capital Corp., 7.875%, 06/15/2026	3,000,000	3,000,000
Toyota Motor Credit Corp., 5.125%, 10/25/2011	4,000,000	4,024,200
Triad Financial Corp., Ser. B, 11.125%, 05/01/2013	2,042,000	1,955,215

		32,424,481

Insurance 1.0%
Crum & Forster Holdings Corp.:
7.75%, 05/01/2017 144A #	2,130,000	2,151,300
10.375%, 06/15/2013	5,000,000	5,509,900

		7,661,200

Real Estate Investment Trusts 1.6%
Crescent Real Estate Equities Co., 9.25%, 04/15/2009	7,500,000	7,678,125
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	4,730,000	4,730,000

		12,408,125

HEALTH CARE 4.6%
Health Care Equipment & Supplies 0.8%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	5,920,000	6,371,969

Health Care Providers & Services 3.8%
Community Health Systems, Inc., 6.50%, 12/15/2012	870,000	903,713
HCA, Inc.:
8.75%, 09/01/2010	8,250,000	8,755,312
9.25%, 11/15/2016 144A	7,625,000	8,330,312
HealthSouth Corp., 10.75%, 06/15/2016 144A	1,500,000	1,642,500
IASIS Healthcare Corp., 8.75%, 06/15/2014	4,575,000	4,763,719
Select Medical Corp., 7.625%, 02/01/2015	3,500,000	3,167,500
Sun Healthcare Group, Inc., 9.125%, 04/15/2015 144A	825,000	862,125
Triad Hospitals, Inc., 7.00%, 05/15/2012	2,070,000	2,163,150

		30,588,331

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 5.4%
Aerospace & Defense 1.2%
Hawker Beechcraft Acquisition:
8.50%, 04/01/2015 144A	$ 545,000	$ 576,338
9.75%, 04/01/2017 144A	410,000	440,750
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	1,830,000	1,791,112
6.125%, 01/15/2014	2,875,000	2,846,250
6.375%, 10/15/2015	3,729,000	3,729,000

		9,383,450

Airlines 0.3%
Delta Airlines, Inc.:
7.90%, 12/15/2009 •	2,070,000	1,091,925
8.30%, 12/15/2029 •	3,125,000	1,656,250

		2,748,175

Commercial Services & Supplies 1.2%
Allied Waste North America, Inc., 9.25%, 09/01/2012	7,000,000	7,420,000
Browning Ferris Industries, Inc., 9.25%, 05/01/2021	1,095,000	1,208,606
Mobile Mini, Inc., 6.875%, 05/01/2015 144A #	885,000	889,425

		9,518,031

Machinery 1.9%
Case New Holland, Inc., 9.25%, 08/01/2011	8,750,000	9,242,187
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	1,775,000	1,819,375
RBS Global, Inc., 9.50%, 08/01/2014	3,750,000	4,031,250

		15,092,812

Road & Rail 0.4%
Hertz Corp., 10.50%, 01/01/2016	3,000,000	3,435,000

Trading Companies & Distributors 0.4%
Ashtead Group plc, 9.00%, 08/15/2016 144A	1,543,000	1,666,440
United Rentals, Inc., 6.50%, 02/15/2012	1,405,000	1,426,075

		3,092,515

INFORMATION TECHNOLOGY 3.5%
Electronic Equipment & Instruments 0.8%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,650,000	3,850,750
NXP Funding, LLC, 9.50%, 10/15/2015 144A	2,500,000	2,637,500

		6,488,250

IT Services 1.7%
ipayment, Inc., 9.75%, 05/15/2014	1,620,000	1,694,925
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	9,450,000	10,182,375
10.25%, 08/15/2015	1,750,000	1,933,750

		13,811,050

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.1%
Conexant Systems, Inc., FRN, 9.11%, 11/15/2010 144A	$ 600,000	$ 621,000

Software 0.9%
Clarke American Corp., 9.50%, 05/15/2015 144A	864,000	873,720
UGS Corp., 10.00%, 06/01/2012	5,740,000	6,285,300

		7,159,020

MATERIALS 12.3%
Chemicals 4.5%
Equistar Chemicals, LP, 10.625%, 05/01/2011	5,700,000	6,042,000
Huntsman Advanced Materials, LLC, 11.625%, 10/15/2010	3,000,000	3,247,500
Huntsman International, LLC, 11.50%, 07/15/2012	6,300,000	7,056,000
Lyondell Chemical Co.:
10.50%, 06/01/2013	1,960,000	2,158,450
11.125%, 07/15/2012	1,165,000	1,246,550
MacDermid, Inc., 9.50%, 04/15/2017 144A	1,783,000	1,858,778
Millenium America, Inc., 7.625%, 11/15/2026	875,000	868,438
Momentive Performance, 9.75%, 12/01/2014 144A	1,805,000	1,917,812
Mosaic Co., 7.625%, 12/01/2016 144A	740,000	793,650
Omnova Solutions, Inc., 11.25%, 06/01/2010	3,750,000	3,989,062
Tronox Worldwide, LLC, 9.50%, 12/01/2012	6,125,000	6,584,375

		35,762,615

Construction Materials 0.5%
CPG International, Inc., 10.50%, 07/01/2013	2,230,000	2,352,650
Dayton Superior Corp., 13.00%, 06/15/2009	1,595,000	1,642,850

		3,995,500

Containers & Packaging 3.1%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014	1,695,000	1,754,325
Crown Americas, Inc., 7.75%, 11/15/2015	3,300,000	3,506,250
Exopack Holding Corp., 11.25%, 02/01/2014	1,425,000	1,549,688
Graham Packaging Co., 9.875%, 10/15/2014	2,300,000	2,392,000
Graphic Packaging International, Inc.:
8.50%, 08/15/2011	2,000,000	2,085,000
9.50%, 08/15/2013	4,000,000	4,300,000
Owens-Brockway Glass Containers, Inc.:
8.25%, 05/15/2013	4,300,000	4,558,000
8.75%, 11/15/2012	4,050,000	4,287,937

		24,433,200

Metals & Mining 1.3%
Aleris International, Inc., 9.00%, 12/15/2014 144A	1,000,000	1,066,250
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	2,885,000	3,126,619
8.375%, 04/01/2017	890,000	975,663
10.125%, 02/01/2010	1,450,000	1,523,413

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining continued
Indalex Holding Corp., 11.50%, 02/01/2014	$ 3,645,000	$ 3,854,587

		10,546,532

Paper & Forest Products 2.9%
Bowater, Inc., 9.375%, 12/15/2021	3,000,000	3,026,250
Buckeye Technologies, Inc., 8.50%, 10/01/2013	5,000,000	5,306,250
Georgia Pacific Corp.:
8.00%, 01/15/2024	1,670,000	1,695,050
8.125%, 05/15/2011	6,000,000	6,360,000
P.H. Glatfelter, 7.125%, 05/01/2016	2,610,000	2,639,363
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A	4,082,000	4,388,150

		23,415,063

TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 2.3%
Citizens Communications Co., 9.25%, 05/15/2011	3,000,000	3,356,250
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,900,000	4,153,500
Insight Midwest, LP, 9.75%, 10/01/2009	1,948,000	1,984,525
Qwest Communications International, Inc.:
7.875%, 09/01/2011	3,000,000	3,210,000
8.875%, 03/15/2012	5,250,000	5,827,500

		18,531,775

Wireless Telecommunication Services 2.6%
Alamosa Holdings, Inc., 11.00%, 07/31/2010	1,600,000	1,704,258
American Cellular Corp., 10.00%, 08/01/2011	412,000	437,235
Centennial Communications Corp.:
10.00%, 01/01/2013	1,500,000	1,631,250
10.125%, 06/15/2013	4,000,000	4,340,000
Cricket Communications, Inc., 9.375%, 11/01/2014 144A	1,300,000	1,394,250
Dobson Communications Corp., 8.375%, 11/01/2011	1,500,000	1,606,875
Rural Cellular Corp.:
8.25%, 03/15/2012	5,750,000	6,095,000
9.75%, 01/15/2010	1,655,000	1,717,062
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	1,500,000	1,636,382

		20,562,312

UTILITIES 5.3%
Electric Utilities 2.8%
Allegheny Energy Supply Company, LLC, 8.25%, 04/15/2012 144A	2,950,000	3,215,500
Aquila, Inc., 14.875%, 07/01/2012	642,000	839,415
CMS Energy Corp., 8.50%, 04/15/2011	275,000	301,469
Mirant Americas Generation, LLC, 8.50%, 10/01/2021	3,000,000	3,187,500
Mirant North America, LLC, 7.375%, 12/31/2013	2,425,000	2,576,563
Mission Energy Holding Co., 13.50%, 07/15/2008	350,000	384,125
Orion Power Holdings, Inc., 12.00%, 05/01/2010	1,855,000	2,151,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
Reliant Energy, Inc.:
9.25%, 07/15/2010	$ 3,090,000	$ 3,256,087
9.50%, 07/15/2013	5,500,000	5,967,500

		21,879,959

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	4,000,000	4,161,468

Independent Power Producers & Energy Traders 2.0%
AES Corp., 9.00%, 05/15/2015 144A	6,800,000	7,310,000
Dynegy, Inc., 8.375%, 05/01/2016	8,000,000	8,470,000

		15,780,000

Total Corporate Bonds (cost $562,335,377)		576,589,758

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 12.9%
CONSUMER DISCRETIONARY 0.2%
Multi-line Retail 0.2%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	2,019,249

CONSUMER STAPLES 1.3%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	1,576,992

Food & Staples Retailing 0.3%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,427,517
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	831,203

		2,258,720

Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	3,140,000	6,178,357

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	834,898

FINANCIALS 9.7%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	1,510,000	2,933,845

Commercial Banks 2.8%
Eurofima:
5.50%, 09/15/2009 AUD	2,400,000	1,958,383
6.50%, 08/22/2011 AUD	5,000,000	4,179,847
European Investment Bank, 5.75%, 09/15/2009 AUD	5,470,000	4,495,358
Kreditanstalt für Wiederaufbau, 4.95%, 10/14/2014 CAD	7,810,000	7,285,012
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	5,100,000	4,198,918
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	510,880

		22,628,398

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance 2.0%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	2,360,000	$ 3,479,666
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	780,000	1,516,432
HSBC Finance Corp.:
5.00%, 06/30/2015 USD	4,000,000	3,876,012
7.00%, 03/27/2012 GBP	370,000	769,916
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	9,160,000	6,710,288

		16,352,314

Diversified Financial Services 0.2%
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	1,000,000	1,484,064

Insurance 0.6%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	3,964,493
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	821,731

		4,786,224

Thrifts & Mortgage Finance 3.7%
Nykredit, 5.00%, 10/01/2035 DKK	76,611,056	13,915,239
Realkredit Danmark AS, 4.00%, 10/01/2035 DKK	54,775,066	9,187,920
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	34,374,339	6,421,282

		29,524,441

INDUSTRIALS 0.4%
Aerospace & Defense 0.1%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	520,000	751,969

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	2,072,153
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	362,377

		2,434,530

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,685,943

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	2,700,000	5,426,592
Virgin Media, Inc., 8.75%, 04/15/2014 EUR	940,000	1,393,094

		6,819,686

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $97,438,950)		103,269,630

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 17.2%
Australia, 7.00%, 12/01/2010 AUD	15,300,000	$ 13,026,159
Canada:
4.40%, 03/08/2016 CAD	5,290,000	4,779,827
4.60%, 09/15/2011 CAD	14,995,000	13,734,200
5.00%, 06/01/2014 CAD	14,900,000	14,151,942
5.75%, 03/03/2008 CAD	5,000,000	3,645,196
Germany:
3.50%, 10/14/2011 EUR	11,650,000	15,485,703
3.75%, 01/04/2017 EUR	2,000,000	2,634,451
Hong Kong, 4.23%, 03/21/2011 HKD	72,250,000	9,302,836
Korea:
4.75%, 06/10/2009 KRW	5,570,000,000	5,945,324
5.25%, 09/10/2015 KRW	2,850,000,000	3,087,460
Mexico, 10.00%, 12/05/2024 MXN	77,300,000	8,603,278
New Zealand, 6.00%, 07/15/2008 NZD	5,130,000	3,749,275
Norway, 4.25%, 05/19/2017 NOK	90,900,000	14,657,342
Poland, 4.75%, 04/25/2012 PLN	25,320,000	9,015,452
United Kingdom, 1.25%, 11/22/2017 GBP	7,996,594	15,063,499

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $135,412,937)		136,881,944

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Notes:
2.00%, 01/15/2016 (p)	$ 9,016,216	8,887,672
4.625%, 11/15/2016 (p)	14,740,000	14,735,401

Total U.S. Treasury Obligations (cost $23,381,322)		23,623,073

YANKEE OBLIGATIONS - CORPORATE 5.4%
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	1,500,000	1,593,750

FINANCIALS 1.8%
Commercial Banks 0.2%
Kuznetski Capital SA, 7.34%, 05/13/2013	1,500,000	1,581,300

Consumer Finance 0.3%
NTL Cable plc, 9.125%, 08/15/2016	2,300,000	2,466,750

Diversified Financial Services 1.3%
HBOS Treasury Services plc, 5.25%, 09/19/2011	4,820,000	4,872,793
Petroplus Finance, Ltd.:
6.75%, 05/01/2014 144A	1,050,000	1,060,500
7.00%, 05/01/2017 144A	690,000	699,488
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	635,000	524,186
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,455,000	3,575,925

		10,732,892

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Avago Technologies, 10.125%, 12/01/2013	$ 700,000	$ 768,250

MATERIALS 0.9%
Metals & Mining 0.7%
Novelis, Inc., 7.25%, 02/15/2015	5,300,000	5,611,375

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	1,305,000	1,226,700

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 0.5%
Northern Telecom, Ltd., 6.875%, 09/01/2023	3,000,000	2,823,750
Telecom Italia SpA, 6.20%, 07/18/2011	1,500,000	1,548,984

		4,372,734

Wireless Telecommunication Services 1.9%
Intelsat, Ltd.:
9.25%, 06/15/2016	5,750,000	6,353,750
11.25%, 06/15/2016	3,000,000	3,438,750
Rogers Wireless, Inc., 9.625%, 05/01/2011	3,000,000	3,450,000
UBS Luxembourg, 8.25%, 05/23/2016	1,400,000	1,498,350

		14,740,850

Total Yankee Obligations - Corporate (cost $41,851,273)		43,094,601

DEBT OBLIGATIONS 0.7%
ENERGY 0.7%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013 (cost $5,200,000)	5,200,000	5,290,688

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.9%
REPURCHASE AGREEMENTS ^ 1.9%
Bank of America Corp., 5.33%, dated 04/30/2007, maturing 05/01/2007,
maturity value $15,318,671 (cost $15,316,403)	15,316,403	15,316,403

	Shares	Value

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $18,862,458)	18,862,458	18,862,458

Total Investments (cost $1,190,331,533) 152.4%		1,215,042,084
Other Assets and Liabilities and Preferred Shares (52.4%)		(417,980,631)

Net Assets Applicable to Common Shareholders 100.0%		$ 797,061,453

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

## All or a portion of this security has been segregated for when-issued or delayed delivery securities.

# When-issued or delayed delivery security

144A Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

• Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.

(p) All or a portion of this security is on loan.

^ Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 35 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

q Rate shown is the 7-day annualized yield at period end.

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
TBA	To Be Announced

The following table shows the percentage of total long-term investments (excluding collateral from securities on loan) by geographic location as of April 30, 2007:

United States	78.0%
Canada	4.6%
Germany	3.4%
United Kingdom	2.8%
Denmark	2.5%
Australia	1.4%
Norway	1.2%
Luxenbourg	1.1%
Hong Kong	0.8%
South Korea	0.8%
Poland	0.8%
Mexico	0.7%
Netherlands	0.5%
Cayman Islands	0.4%
Switzerland	0.4%
Bermuda	0.3%
New Zealand	0.3%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2007 (unaudited)

The following table shows the percent of total investments (excluding collateral from securities on loan and cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2007:

AAA	40.2%
AA	3.5%
A	3.7%
BBB	1.9%
BB	12.7%
B	31.2%
CCC	6.5%
NR	0.3%

100.0%

The following table shows the percent of total investments (excluding collateral from securities on loan and cash and cash equivalents) based on effective maturity as of April 30, 2007:

Less than 1 year	3.0%
1 to 3 year(s)	10.5%
3 to 5 years	35.5%
5 to 10 years	42.7%
10 to 20 years	5.0%
20 to 30 years	3.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,171,469,075) including $23,407,954
of securities loaned	$ 1,196,179,626
Investments in affiliated money market fund, at value (cost $18,862,458)	18,862,458

Total investments	1,215,042,084
Foreign currency, at value (cost $1,742,221)	1,750,072
Receivable for securities sold	18,168,055
Principal paydown receivable	1,053,931
Interest receivable	21,452,807
Unrealized gains on open forward foreign currency exchange contracts	2,406,452
Receivable for closed forward foreign currency exchange contracts	255,408
Receivable for securities lending income	6,820
Unrealized gains on interest rate swap transactions	2,603,257

Total assets	1,262,738,886

Liabilities
Dividends payable applicable to common shareholders	4,554,707
Payable for securities purchased	40,172,276
Payable for securities on loan	15,316,403
Unrealized losses on open forward foreign currency exchange contracts	4,606,202

Payable for closed forward foreign currency exchange contracts	326,300
Advisory fee payable	18,015
Due to other related parties	1,638
Accrued expenses and other liabilities	252,571

Total liabilities	65,248,112

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 16,000 shares, including dividends
payable of $429,321	400,429,321

Net assets applicable to common shareholders	$ 797,061,453

Net assets applicable to common shareholders represented by
Paid-in capital	$ 792,908,095
Overdistributed net investment income	(11,794,101)
Accumulated net realized losses on investments	(9,209,614)
Net unrealized gains on investments	25,157,073

Net assets applicable to common shareholders	$ 797,061,453

Net asset value per share applicable to common shareholders
Based on $797,061,453 divided by 42,055,000 common shares issued and outstanding
(100,000,000 common shares authorized)	$ 18.95

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2007 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $2,017)	$ 39,917,199
Income from affiliate	458,439
Securities lending	30,237

Total investment income	40,405,875

Expenses
Advisory fee	3,239,692
Administrative services fee	294,517
Transfer agent fees	17,400
Trustees’ fees and expenses	9,745
Printing and postage expenses	70,615
Custodian and accounting fees	192,203
Professional fees	44,016
Interest expense	60,471
Auction agent fees	528,891
Other	31,581

Total expenses	4,489,131
Less: Expense reductions	(13,703)

Net expenses	4,475,428

Net investment income	35,930,447

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(266,454)
Foreign currency related transactions	1,196,013
Interest rate swap transactions	1,400,016

Net realized gains on investments	2,329,575
Net change in unrealized gains or losses on investments	16,854,841

Net realized and unrealized gains or losses on investments	19,184,416
Dividends to preferred shareholders from net investment income	(10,340,252)

Net increase in net assets applicable to common shareholders resulting from operations	$ 44,774,611

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007	Year Ended
	(unaudited)	October 31, 2006

Operations
Net investment income	$ 35,930,447	$ 67,221,324
Net realized gains or losses on investments	2,329,575	(13,155,074)
Net change in unrealized gains or losses on investments	16,854,841	10,910,462
Dividends to preferred shareholders from net investment income	(10,340,252)	(18,878,423)

Net increase in net assets applicable to common shareholders resulting
from operations	44,774,611	46,098,289

Distributions to common shareholders from
Net investment income	(28,033,863)	(56,026,319)
Net realized gains	0	(625,253)
Tax basis return of capital	0	(4,370,234)

Total distributions to common shareholders	(28,033,863)	(61,021,806)

Total increase (decrease) in net assets applicable to common shareholders	16,740,748	(14,923,517)
Net assets applicable to common shareholders
Beginning of period	780,320,705	795,244,222

End of period	$ 797,061,453	$ 780,320,705

Overdistributed net investment income	$ (11,794,101)	$ (3,561,073)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Multi-Sector Income Fund (the “Fund”) (formerly, Evergreen Managed Income Fund) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Reverse repurchase agreements

To obtain short term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

e. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

f. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

g. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the secur-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

h. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

i. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

j. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

k. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

l. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

m. Reclassifications

Certain amounts in previous years financial statements have been reclassified or recalculated to conform to the current year’s presentation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.55% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings, reverse repurchase agreements, dollar rolls or the issuance of debt securities to the extent excluded in calculating net assets. For the six months ended April 30, 2007, the advisory fee was equivalent to 0.83% of the Fund’s average daily net assets applicable to common shareholders.

First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Effective October 1, 2006, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, also became an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended April 30, 2007, the administrative fee was equivalent to 0.08% of the Fund’s average daily net assets applicable to common shareholders.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of $100,000,000 common shares with no par value. For the six months ended April 30, 2007 and the year ended October 31, 2006, the Fund did not issue any common shares.

The Fund has issued 16,000 shares of Auction Market Preferred Shares (“Preferred Shares”) consisting of five series, each with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on each series of Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 5.21% during the six months ended April 30, 2007. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on each series of Preferred Shares through its most recent dividend payment date.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Each series of Preferred Shares is redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). Each series of Preferred Shares is also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the asset coverage with respect to the outstanding Preferred Shares fell below 200%.

The holders of preferred shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by holders of common shares and preferred shares, voting together as a single class.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended April 30, 2007:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$ 165,659,316	$ 457,096,227	$ 133,368,323	$ 407,144,142

At April 30, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Receive	April 30, 2007	for U.S. $	Gain

5/7/2007	6,285,254 EUR	$ 8,587,217	$ 8,190,000	$ 397,217
5/31/2007	25,099,888 EUR	34,327,024	33,169,000	1,158,024
6/1/2007	6,081,000 EUR	8,316,761	8,032,758	284,003
6/1/2007	8,105,878 EUR	11,086,112	11,000,000	86,112

Exchange	Contracts	U.S. Value at		U.S. Value at	Unrealized
Date	to Receive	April 30, 2007	In Exchange for	April 30, 2007	Gain (Loss)

6/5/2007	1,727,124,435 JPY	$ 14,531,968	21,590,000 NZD	$ 15,977,998	$ (1,446,030)
6/5/2007	1,650,000 NZD	1,221,107	144,845,250 JPY	1,218,723	2,384
6/14/2007	3,460,691,971 JPY	29,149,714	38,071,000 AUD	31,620,217	(2,470,503)
6/14/2007	19,000,000 AUD	15,780,624	1,817,122,000 JPY	15,305,779	474,845
6/14/2007	1,800,000 AUD	1,495,006	177,030,000 JPY	1,491,139	3,867
6/14/2007	31,187,271 EUR	42,672,625	21,394,000 GBP	42,780,068	(107,443)
7/20/2007	1,858,109,500 JPY	15,721,302	17,900,000 CAD	16,186,947	(465,645)
7/20/2007	1,849,564,500 JPY	15,649,003	19,000,000 AUD	15,765,584	(116,581)

During the six months ended April 30, 2007, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $1,538,702 with an average interest rate of 3.93% and paid interest of $60,471. The maximum amount outstanding under reverse repur-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

chase agreements during the six months ended April 30, 2007 was $8,177,995 (including accrued interest).

During the six months ended April 30, 2007, the Fund loaned securities to certain brokers. At April 30, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $23,407,954 and $24,435,073, respectively. Of the total value of the collateral received for securities on loan, $9,118,670 represents the market value of U.S. government agency securities received as non-cash collateral.

At April 30, 2007, the Fund had the following open interest rate swap agreements:

				Cash Flows
	Notional		Cash Flows Paid	Received by	Unrealized
Expiration	Amount	Counterparty	by the Fund	the Fund	Gain

11/26/2008	$112,000,000	JPMorgan	Fixed – 3.582%	Floating – 5.32%[1]	$2,603,257
		Chase & Co.

1 This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period from April 26, 2007 through May 26, 2007.

On April 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,190,405,235. The gross unrealized appreciation and depreciation on securities based on tax cost was $34,196,949 and $9,560,100, respectively, with a net unrealized appreciation of $24,636,849.

As of October 31, 2006, the Fund had $10,962,010 in capital loss carryovers for federal income tax purposes expiring in 2014.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

well as other firms. EIMC, EIS and Evergreen Service Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

9. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to common shareholders:

Net
Declaration			Investment
Date	Record Date	Payable Date	Income

April 20, 2007	May 11, 2007	May 15, 2007	$ 0.1083
May 18, 2007	June 11, 2007	June 13, 2007	$ 0.1083
June 15, 2007	July 12, 2007	July 16, 2007	$ 0.1083

These distributions are not reflected in the accompanying financial statements.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010.

ADDITIONAL INFORMATION (unaudited)

MEETING OF SHAREHOLDERS

The Annual Meeting of shareholders of the Fund was held on February 16, 2007. On December 15, 2006, the record date for the meeting, the Fund had $786,007,950 of net assets of which $602,755,364 (76.69%) of net assets were represented at the meeting.

Proposal 1— Election of Trustees:

	Net Assets Voted	Net Assets voted
	“For”	“Abstain”

K. Dun Gifford	$ 557,986,763	$44,768,601
Dr. Leroy Keith, Jr.	596,073,002	6,682,362
Patricia B. Norris	596,208,766	6,546,598
Michael S. Scofield	596,273,751	6,481,613

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

570141 rv1 06/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 29, 2007

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: June 29, 2007